UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund II

Frontier Asset Absolute Return ETF

Ticker: FARX

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Frontier Asset Absolute Return ETF (the "Fund") for the period from December 19, 2024 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://funds.frontierasset.com/absolute-return-etf. You can also request this information by contacting us at 866-326-3837.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Frontier Asset Absolute Return ETF	$54	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

For the 10-month period ended October 31, 2025 (the "reporting period"), the Fund increased 9.16%, while the HFR (HFRX) Global Hedge Fund Index (the “Secondary Index”) increased 6.58%. The Fund’s primary index, the Morningstar Developed Markets All Cap Target Market Exposure Index advanced by 19.90%. However, the secondary index better represents the risks associated with the Fund’s strategy.

What factors affected the Fund’s performance?

During the reporting period, the highest returns within the Fund came from the Avantis International Small Cap Value ETF, which returned 40.06% and the iShares MSCI USA Momentum Factor ETF, which returned 23.72%. The worst performers were the Janus Henderson AAA CLO ETF and the JPMorgan Ultra-Short Income ETF, which returned 4.30% and 4.19%, respectively. The Fund’s outperformance relative to the secondary index was driven by exposure to international small value equities, U.S. momentum stocks, commodities, and managed futures strategies, while short duration fixed income generally hindered relative performance.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Frontier Asset Absolute Return ETF	Morningstar Developed Markets All Cap Target Market Exposure (USD) (NR)Footnote Reference*	HFR (HFRX) Global Hedge Fund Index (USD) (TR)Footnote Reference†
Dec/24	$10,000	$10,000	$10,000
Dec/24	$10,076	$10,039	$10,020
Jan/25	$10,268	$10,392	$10,120
Feb/25	$10,168	$10,292	$10,149
Mar/25	$10,183	$9,846	$10,073
Apr/25	$10,026	$9,933	$10,030
May/25	$10,110	$10,515	$10,147
Jun/25	$10,292	$10,967	$10,259
Jul/25	$10,284	$11,112	$10,318
Aug/25	$10,470	$11,429	$10,433
Sep/25	$10,765	$11,776	$10,586
Oct/25	$10,916	$11,990	$10,658

Since its inception on December 19, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-326-3837 or visit https://funds.frontierasset.com/absolute-return-etf for current month-end performance.

Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote†	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	Cumulative Since Inception
Frontier Asset Absolute Return ETF	9.16%
Morningstar Developed Markets All Cap Target Market Exposure (USD) (NR)Footnote Reference*	19.90%
HFR (HFRX) Global Hedge Fund Index (USD) (TR)Footnote Reference†	6.58%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$11,556,602	12	$57,025	3%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Vanguard Short-Term Bond ETF	24.0%
American Beacon AHL Trend ETF	19.8%
Harbor Commodity All Weather Strategy ETF	14.6%
WisdomTree Floating Rate Treasury Fund ETF	9.4%
iMGP DBi Managed Futures Strategy ETF	6.7%
iShares High Yield Systematic Bond ETF	4.9%
JPMorgan Ultra-Short Income ETF	4.7%
iShares U.S. Small-Capital Equity Factor ETF	4.4%
Janus Henderson AAA CLO ETF	3.7%
iShares MSCI USA Momentum Factor ETF	2.8%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-326-3837

  https://funds.frontierasset.com/absolute-return-etf

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-326-3837 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Frontier Asset Absolute Return ETF - FARX

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: October 31, 2025

FARX-AR-2025

The Advisors' Inner Circle Fund II

Frontier Asset Core Bond ETF

Ticker: FCBD

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Frontier Asset Core Bond ETF (the "Fund") for the period from December 19, 2024 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://funds.frontierasset.com/core-bond-etf. You can also request this information by contacting us at 866-326-3837.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Frontier Asset Core Bond ETF	$54	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

For the 10-month period ended October 31, 2025 (the "reporting period"), the Fund increased 5.93%, while the Morningstar US Core Bond Index (the “Primary Index”) increased 6.97%.

What factors affected the Fund’s performance?

During the reporting period, the highest returns within the Fund came from the iShares Investment Grade Systematic ETF, which returned 7.55% and the TCW Flexible Income ETF, which returned 7.50%. The worst performers were the WisdomTree Floating Rate Treasury ETF and the JPMorgan Ultra-Short Income ETF, which returned 3.52% and 4.19%, respectively. The Fund’s underperformance relative to the primary index was driven by exposure to shorter duration fixed income funds.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Frontier Asset Core Bond ETF	Morningstar US Core Bond Index (USD) (TR)Footnote Reference*
Dec/24	$10,000	$10,000
Dec/24	$10,024	$10,019
Jan/25	$10,084	$10,075
Feb/25	$10,212	$10,251
Mar/25	$10,232	$10,297
Apr/25	$10,289	$10,339
May/25	$10,272	$10,261
Jun/25	$10,380	$10,418
Jul/25	$10,380	$10,392
Aug/25	$10,486	$10,516
Sep/25	$10,540	$10,630
Oct/25	$10,593	$10,697

Since its inception on December 19, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-326-3837 or visit https://funds.frontierasset.com/core-bond-etf for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	Cumulative Since Inception
Frontier Asset Core Bond ETF	5.93%
Morningstar US Core Bond Index (USD) (TR)Footnote Reference*	6.97%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$43,987,649	7	$235,151	5%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Vanguard Intermediate-Term Treasury ETF	25.2%
TCW Flexible Income ETF	24.3%
JPMorgan Core Plus Bond ETF	18.7%
Regan Floating Rate MBS ETF	9.8%
WisdomTree Floating Rate Treasury Fund ETF	9.8%
JPMorgan Ultra-Short Income ETF	6.4%
iShares Investment Grade Systematic Bond ETF	5.4%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-326-3837

  https://funds.frontierasset.com/core-bond-etf

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-326-3837 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Frontier Asset Core Bond ETF - FCBD

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: October 31, 2025

FCBD-AR-2025

The Advisors' Inner Circle Fund II

Frontier Asset Opportunistic Credit ETF

Ticker: FOPC

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Frontier Asset Opportunistic Credit ETF (the "Fund") for the period from December 19, 2024 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://funds.frontierasset.com/opportunistic-credit-etf. You can also request this information by contacting us at 866-326-3837.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Frontier Asset Opportunistic Credit ETF	$54	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

For the 10-month period ended October 31, 2025 (the "reporting period"), the Fund increased 6.35%, while the Morningstar US Core Plus Bond Index (the “Primary Index”) increased 7.00%.

What factors affected the Fund’s performance?

During the reporting period, the highest returns within the Fund came from the iShares MBS ETF, which returned 7.65% and the iShares Investment Grade Systematic ETF, which returned 7.55%. The PIMCO Multisector Bond Active ETF also performed well, but was not held for the entire reporting period. The worst performers were the Janus Henderson AAA CLO ETF and the Vanguard Short-Term Inflation Protected Securities ETF, which returned 4.30% and 5.75%, respectively. The Franklin Senior Loan ETF and the T. Rowe Price Floating Rate ETF also detracted from relative results, but were not held for the entire reporting period. The Fund’s underperformance relative to the primary index was driven by exposure to shorter duration and floating rate fixed income funds.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Frontier Asset Opportunistic Credit ETF	Morningstar US Core Plus Bond Index (USD) (TR)Footnote Reference*
Dec/24	$10,000	$10,000
Dec/24	$10,030	$10,020
Jan/25	$10,094	$10,079
Feb/25	$10,210	$10,290
Mar/25	$10,220	$10,290
Apr/25	$10,248	$10,330
May/25	$10,268	$10,264
Jun/25	$10,390	$10,421
Jul/25	$10,390	$10,399
Aug/25	$10,516	$10,522
Sep/25	$10,586	$10,635
Oct/25	$10,635	$10,700

Since its inception on December 19, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-326-3837 or visit https://funds.frontierasset.com/opportunistic-credit-etf for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	Cumulative Since Inception
Frontier Asset Opportunistic Credit ETF	6.35%
Morningstar US Core Plus Bond Index (USD) (TR)Footnote Reference*	7.00%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$34,338,422	9	$177,101	25%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
TCW Flexible Income ETF	25.4%
Vanguard Intermediate-Term Treasury ETF	16.9%
iShares Investment Grade Systematic Bond ETF	16.3%
JPMorgan Core Plus Bond ETF	15.2%
iShares MBS ETF	7.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.4%
PIMCO Multi Sector Bond Active ETF	4.8%
Schwab US TIPS ETF	4.0%
Janus Henderson AAA CLO ETF	3.9%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-326-3837

  https://funds.frontierasset.com/opportunistic-credit-etf

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-326-3837 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Frontier Asset Opportunistic Credit ETF - FOPC

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: October 31, 2025

FOPC-AR-2025

The Advisors' Inner Circle Fund II

Frontier Asset Global Small Cap Equity ETF

Ticker: FGSM

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Frontier Asset Global Small Cap Equity ETF (the "Fund") for the period from December 19, 2024 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://funds.frontierasset.com/global-small-cap-equity-etf. You can also request this information by contacting us at 866-326-3837.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Frontier Asset Global Small Cap Equity ETF	$57	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

For the 10-month period ended October 31, 2025 (the "reporting period"), the Fund increased 18.03%, while the Morningstar Developed Markets Small Cap Index (the “Secondary Index”) increased 14.39%. The Fund’s primary index, the Morningstar Developed Markets All Cap Target Market Exposure Index advanced by 19.90%. However, the secondary index better represents both the exposure to small capitalization stocks and the risks associated therewith.

What factors affected the Fund’s performance?

During the reporting period, the highest returns within the Fund came from the Avantis International Small Cap Value ETF, which returned 40.06% and the iShares MSCI International Small Cap Multi-Factor ETF, which returned 29.06%. The worst performers were the Neuberger Berman Small-Mid ETF and the Avantis US Small Cap Value ETF, which returned –0.86% and 2.68%, respectively. The Fund’s outperformance relative to the secondary index was driven by exposure to non-U.S. equities in general, and value equities specifically, while U.S. equities generally hindered both absolute and relative performance.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Frontier Asset Global Small Cap Equity ETF	Morningstar Developed Markets All Cap Target Market Exposure (USD) (NR)Footnote Reference*	Morningstar Developed Markets Small Cap (USD) (NR)Footnote Reference*
Dec/24	$10,000	$10,000	$10,000
Dec/24	$10,084	$10,039	$10,068
Jan/25	$10,348	$10,392	$10,437
Feb/25	$10,076	$10,292	$10,126
Mar/25	$9,838	$9,846	$9,688
Apr/25	$9,846	$9,933	$9,649
May/25	$10,434	$10,515	$10,170
Jun/25	$10,874	$10,967	$10,623
Jul/25	$10,982	$11,112	$10,782
Aug/25	$11,656	$11,429	$11,281
Sep/25	$11,867	$11,776	$11,441
Oct/25	$11,803	$11,990	$11,439

Since its inception on December 19, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-326-3837 or visit https://funds.frontierasset.com/global-small-cap-equity-etf for current month-end performance.

Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	Cumulative Since Inception
Frontier Asset Global Small Cap Equity ETF	18.03%
Morningstar Developed Markets All Cap Target Market Exposure (USD) (NR)Footnote Reference*	19.90%
Morningstar Developed Markets Small Cap (USD) (NR)Footnote Reference*	14.39%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$60,283,584	6	$303,048	5%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Avantis International Small Capital Value ETF	29.9%
iShares U.S. Small-Capital Equity Factor ETF	23.1%
iShares Core S&P Small-Capital ETF	22.0%
iShares International Small-Capital Equity Factor ETF	10.7%
Avantis U.S. Small Capital Value ETF	7.7%
Neuberger Berman Small-Mid Capital ETF	6.5%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-326-3837

  https://funds.frontierasset.com/global-small-cap-equity-etf

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-326-3837 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Frontier Asset Global Small Cap Equity ETF - FGSM

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: October 31, 2025

FGSM-AR-2025

The Advisors' Inner Circle Fund II

Frontier Asset Total International Equity ETF

Ticker: FINT

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Frontier Asset Total International Equity ETF (the "Fund") for the period from December 19, 2024 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://funds.frontierasset.com/total-intl-equity-etf. You can also request this information by contacting us at 866-326-3837.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Frontier Asset Total International Equity ETF	$59	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

For the 10-month period ended October 31, 2025 (the "reporting period"), the Fund increased 25.42%, while the Morningstar Global Markets ex US Index (the “Primary Index”) increased 28.31%.

What factors affected the Fund’s performance?

During the reporting period, the highest returns within the Fund came from the iShares Emerging Markets Equity Factor ETF, which returned 30.48% and the Avantis Emerging Markets Equity ETF, which returned 32.95%. The worst performers were the Vanguard International Dividend ETF and the Franklin International Low Volatility High Dividend ETF, which returned 13.74% and 20.15%, respectively. Dividend focused, quality, and low volatility exposures hurt relative performance. A slight underweight to emerging markets contributed to the underperformance.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Frontier Asset Total International Equity ETF	Morningstar Global Markets ex US (USD) (NR)Footnote Reference*
Dec/24	$10,000	$10,000
Dec/24	$10,008	$10,045
Jan/25	$10,252	$10,391
Feb/25	$10,388	$10,494
Mar/25	$10,488	$10,489
Apr/25	$10,680	$10,875
May/25	$11,208	$11,395
Jun/25	$11,663	$11,795
Jul/25	$11,561	$11,783
Aug/25	$11,970	$12,203
Sep/25	$12,344	$12,603
Oct/25	$12,542	$12,831

Since its inception on December 19, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-326-3837 or visit https://funds.frontierasset.com/total-intl-equity-etf for current month-end performance.

Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	Cumulative Since Inception
Frontier Asset Total International Equity ETF	25.42%
Morningstar Global Markets ex US (USD) (NR)Footnote Reference*	28.31%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$55,491,992	8	$256,821	5%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Avantis Emerging Markets Equity ETF	21.1%
iShares MSCI International Quality Factor ETF	16.0%
iShares Emerging Markets Equity Factor ETF	15.5%
iShares International Equity Factor ETF	15.4%
Vanguard International Dividend Appreciation ETF	11.2%
Cambria Foreign Shareholder Yield ETF	8.2%
Franklin International Low Volatility High Dividend Index ETF	7.2%
First Eagle Overseas Equity ETF	5.1%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-326-3837

  https://funds.frontierasset.com/total-intl-equity-etf

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-326-3837 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Frontier Asset Total International Equity ETF - FINT

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: October 31, 2025

FINT-AR-2025

The Advisors' Inner Circle Fund II

Frontier Asset U.S. Large Cap Equity ETF

Ticker: FLCE

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about the Frontier Asset U.S. Large Cap Equity ETF (the "Fund") for the period from December 19, 2024 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://funds.frontierasset.com/us-large-cap-equity-etf. You can also request this information by contacting us at 866-326-3837.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Frontier Asset U.S. Large Cap Equity ETF	$56	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

For the 10-month period ended October 31, 2025 (the "reporting period"), the Fund increased 14.04%, while the Morningstar US Large Index (the “Primary Index”) increased 19.97%.

What factors affected the Fund’s performance?

During the reporting period, the highest returns within the Fund came from the JPMorgan Active Growth ETF, which returned 18.94% and the T. Rowe Price Capital Appreciation Equity ETF, which returned 16.33%. The worst performers were the iShares MSCI USA Quality Factor ETF and the JPMorgan Active Value ETF, which returned 10.95% and 10.73%, respectively. As the U.S. stock market’s performance was driven primarily by the largest technology companies, exposure to the quality, value, and dividend factors all hurt relative performance.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Frontier Asset U.S. Large Cap Equity ETF	Morningstar US Large (USD) (TR)Footnote Reference*
Dec/24	$10,000	$10,000
Dec/24	$10,033	$10,008
Jan/25	$10,361	$10,289
Feb/25	$10,225	$10,133
Mar/25	$9,681	$9,500
Apr/25	$9,577	$9,480
May/25	$10,041	$10,115
Jun/25	$10,502	$10,676
Jul/25	$10,662	$10,937
Aug/25	$10,874	$11,153
Sep/25	$11,212	$11,637
Oct/25	$11,404	$11,997

Since its inception on December 19, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-326-3837 or visit https://funds.frontierasset.com/us-large-cap-equity-etf for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	Cumulative Since Inception
Frontier Asset U.S. Large Cap Equity ETF	14.04%
Morningstar US Large (USD) (TR)Footnote Reference*	19.97%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$56,708,098	7	$237,068	0%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
T Rowe Price US Equity Research ETF	25.4%
iShares MSCI USA Quality Factor ETF	18.7%
JPMorgan Active Value ETF	14.7%
JPMorgan Active Growth ETF	12.2%
Vanguard Dividend Appreciation ETF	11.9%
T Rowe Price Capital Appreciation Equity ETF	11.3%
GMO US Quality ETF	5.1%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-326-3837

  https://funds.frontierasset.com/us-large-cap-equity-etf

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-326-3837 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Frontier Asset U.S. Large Cap Equity ETF - FLCE

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: October 31, 2025

FLCE-AR-2025

b)	Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$129,220	None	None	$152,569	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$160,620	None	None	None	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1)	require specific pre-approval;

(2)	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3)	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	FYE October 31, 2025	FYE October 31, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	FYE October 31, 2025	FYE October 31, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2025 and 2024, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2025 and 2024, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not applicable. The Registrant is not a “foreign issuer”, as defined in 17 CFR § 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments

(a)	The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

October 31, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	7
Statements of Operations	9
Statements of Changes in Net Assets	11
Financial Highlights	17
Notes to Financial Statements	23
Report of Independent Registered Public Accounting Firm	35
Notice to Shareholders (Unaudited)	36
Other Information (Form N-CSR Items 8-11) (Unaudited)	37

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
ABSOLUTE RETURN ETF

October 31, 2025

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.6%
	Shares	Value
Commodity — 21.3%
Harbor Commodity All Weather Strategy ETF (1)	63,752	$1,684,328
iMGP DBi Managed Futures Strategy ETF	27,384	776,884
		2,461,212
Equity — 29.0%
American Beacon AHL Trend ETF (1)	91,073	2,293,674
iShares MSCI USA Momentum Factor ETF	1,290	327,944
iShares U.S. Small-Capital Equity Factor ETF	6,820	505,976
Vanguard Dividend Appreciation ETF	1,075	233,339
		3,360,933
Fixed Income — 46.7%
iShares High Yield Systematic Bond ETF	11,975	569,172
Janus Henderson AAA CLO ETF	8,514	432,000
JPMorgan Ultra-Short Income ETF	10,590	537,654
Vanguard Short-Term Bond ETF (1)	35,146	2,775,128
WisdomTree Floating Rate Treasury Fund ETF	21,500	1,080,805
		5,394,759
International — 2.6%
Avantis International Small Capital Value ETF	3,311	295,374
Total Exchange-Traded Funds
(Cost $10,832,607)		11,512,278

Total Investments - 99.6%
(Cost $10,832,607)		$11,512,278

Percentages are based on Net Assets of $11,556,602.

(1)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission’s website at https://www.SEC.gov.

CLO — Collateralized Loan Obligation

ETF — Exchange-Traded Fund

As of October 31, 2025, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
CORE BOND ETF

October 31, 2025

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.6%
	Shares	Value
Fixed Income — 99.6%
iShares Investment Grade Systematic Bond ETF	51,471	$2,365,865
JPMorgan Core Plus Bond ETF (1)	172,685	8,228,440
JPMorgan Ultra-Short Income ETF	55,741	2,829,971
Regan Floating Rate MBS ETF	168,948	4,326,758
TCW Flexible Income ETF (1)	268,299	10,691,715
Vanguard Intermediate-Term Treasury ETF (1)	183,996	11,072,879
WisdomTree Floating Rate Treasury Fund ETF	85,329	4,289,489
		43,805,117
Total Exchange-Traded Funds
(Cost $42,791,925)		43,805,117

Total Investments - 99.6%
(Cost $42,791,925)		$43,805,117

Percentages are based on Net Assets of $43,987,649.

(1)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission’s website at https://www.SEC.gov.

ETF — Exchange-Traded Fund

MBS — Mortgage-Backed Security

As of October 31, 2025, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
OPPORTUNISTIC CREDIT ETF

October 31, 2025

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.9%
	Shares	Value
Fixed Income — 99.9%
iShares Investment Grade Systematic Bond ETF (1)	121,399	$5,580,105
iShares MBS ETF	25,216	2,409,389
Janus Henderson AAA CLO ETF	26,569	1,348,111
JPMorgan Core Plus Bond ETF (1)	109,872	5,235,401
PIMCO Multi Sector Bond Active ETF	61,264	1,646,777
Schwab US TIPS ETF	51,018	1,375,445
TCW Flexible Income ETF (1)	218,578	8,710,333
Vanguard Intermediate-Term Treasury ETF (1)	96,338	5,797,621
Vanguard Short-Term Inflation-Protected Securities ETF	43,678	2,185,647
		34,288,829
Total Exchange-Traded Funds
(Cost $33,286,609)		34,288,829

Total Investments - 99.9%
(Cost $33,286,609)		$34,288,829

Percentages are based on Net Assets of $34,338,422.

(1)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission’s website at https://www.SEC.gov.

CLO — Collateralized Loan Obligation

ETF — Exchange-Traded Fund

MBS — Mortgage-Backed Security

TIPS — Treasury Inflation Protected Security

As of October 31, 2025, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
GLOBAL SMALL CAP EQUITY ETF

October 31, 2025

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.8%
	Shares	Value
Equity — 59.2%
Avantis U.S. Small Capital Value ETF	47,278	$4,623,788
iShares Core S&P Small-Capital ETF (1)	112,370	13,237,186
iShares U.S. Small-Capital Equity Factor ETF (1)	188,097	13,954,917
Neuberger Berman Small-Mid Capital ETF	154,886	3,892,285
		35,708,176
International — 40.6%
Avantis International Small Capital Value ETF (1)	201,877	18,009,447
iShares International Small-Capital Equity Factor ETF (1)	158,517	6,445,983
		24,455,430
Total Exchange-Traded Funds
(Cost $52,765,260)		60,163,606

Total Investments - 99.8%
(Cost $52,765,260)		$60,163,606

Percentages are based on Net Assets of $60,283,584.

(1)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission’s website at https://www.SEC.gov.

ETF — Exchange-Traded Fund

S&P — Standard & Poor’s

As of October 31, 2025, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
TOTAL INTERNATIONAL EQUITY ETF

October 31, 2025

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.8%
	Shares	Value
International — 99.8%
Avantis Emerging Markets Equity ETF (1)	151,153	$11,718,892
Cambria Foreign Shareholder Yield ETF	146,728	4,541,232
First Eagle Overseas Equity ETF *	61,113	2,839,615
Franklin International Low Volatility High Dividend Index ETF	112,065	3,972,704
iShares Emerging Markets Equity Factor ETF (1)	146,747	8,621,386
iShares International Equity Factor ETF (1)	235,201	8,544,852
iShares MSCI International Quality Factor ETF (1)	199,927	8,904,749
Vanguard International Dividend Appreciation ETF (1)	69,822	6,235,105
		55,378,535
Total Exchange-Traded Funds
(Cost $45,765,046)		55,378,535

Total Investments - 99.8%
(Cost $45,765,046)		$55,378,535

Percentages are based on Net Assets of $55,491,992.

*	Non-income producing security.
(1)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission’s website at https://www.SEC.gov.

ETF — Exchange-Traded Fund

As of October 31, 2025, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
U.S. LARGE CAP EQUITY ETF

October 31, 2025

SCHEDULE OF INVESTMENTS EXCHANGE-TRADED FUNDS — 99.5%
	Shares	Value
Equity — 99.5%
GMO US Quality ETF	77,809	$2,908,500
iShares MSCI USA Quality Factor ETF (1)	54,128	10,625,326
JPMorgan Active Growth ETF (1)	71,640	6,906,096
JPMorgan Active Value ETF (1)	120,594	8,363,194
T Rowe Price Capital Appreciation Equity ETF (1)	166,563	6,430,998
T Rowe Price US Equity Research ETF (1)	335,514	14,423,747
Vanguard Dividend Appreciation ETF (1)	31,044	6,738,411
		56,396,272
Total Exchange-Traded Funds
(Cost $50,462,436)		56,396,272

Total Investments - 99.5%
(Cost $50,462,436)		$56,396,272

Percentages are based on Net Assets of $56,708,098.

(1)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission’s website at https://www.SEC.gov.

ETF — Exchange-Traded Fund

As of October 31, 2025, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

October 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	Frontier Asset Absolute Return	Frontier Asset Core	Frontier Asset Opportunistic
	ETF	Bond ETF	Credit ETF
Assets:
Investments, at Value (Cost $10,832,607, $42,791,925 and $33,286,609)	$11,512,278	$43,805,117	$34,288,829
Cash	50,067	202,128	66,700
Other Prepaid Expenses	127	2,365	–
Total Assets	11,562,472	44,009,610	34,355,529
Liabilities:
Payable to Investment Adviser	5,868	21,950	17,099
Other Accrued Expenses and Other Payables	2	11	8
Total Liabilities	5,870	21,961	17,107
Net Assets	$11,556,602	$43,987,649	$34,338,422
Net Assets Consist of:
Paid-in Capital	$10,859,428	$42,774,068	$33,305,805
Total Distributable Earnings	697,174	1,213,581	1,032,617
Net Assets	$11,556,602	$43,987,649	$34,338,422
Shares:
Net Assets	$11,556,602	$43,987,649	$34,338,422
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	430,000	1,710,000	1,330,000
Net Asset Value, Offering and Redemption Price Per Share	$26.88	$25.72	$25.82

Amounts designated as “–“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

October 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	Frontier Asset Global Small Cap	Frontier Asset Total International	Frontier Asset U.S. Large Cap Equity
	Equity ETF	Equity ETF	ETF
Assets:
Investments, at Value (Cost $52,765,260, $45,765,046 and $50,462,436)	$60,163,606	$55,378,535	$56,396,272
Cash	151,078	141,583	340,135
Other Prepaid Expenses	–	–	11
Total Assets	60,314,684	55,520,118	56,736,418
Liabilities:
Payable to Investment Adviser	31,086	28,114	28,310
Other Accrued Expenses and Other Payables	14	12	10
Total Liabilities	31,100	28,126	28,320
Net Assets	$60,283,584	$55,491,992	$56,708,098
Net Assets Consist of:
Paid-in Capital	$53,060,368	$45,878,506	$50,774,262
Total Distributable Earnings	7,223,216	9,613,486	5,933,836
Net Assets	$60,283,584	$55,491,992	$56,708,098
Shares:
Net Assets	$60,283,584	$55,491,992	$56,708,098
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	2,060,000	1,790,000	1,990,000
Net Asset Value, Offering and Redemption Price Per Share	$29.26	$31.00	$28.50

Amounts designated as “–“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
FOR THE PERIOD ENDED

October 31, 2025

STATEMENTS OF OPERATIONS
	Frontier Asset		Frontier Asset
	Absolute Return	Frontier Asset	Opportunistic
	ETF(1)	Core Bond ETF(1)	Credit ETF(1)
Investment Income:
Dividends	$246,074	$1,733,965	$1,304,279
Interest	2,635	9,873	6,358
Total Investment Income	248,709	1,743,838	1,310,637
Expenses:
Investment Advisory Fees	57,025	235,151	177,101
Transfer Agent Fees	3	11	8
Total Expenses	57,028	235,162	177,109
Net Expenses	57,028	235,162	177,109
Net Investment Income	191,681	1,508,676	1,133,528
Net Realized Gain (Loss) on:
Investments	33,002	121,423	(54,925)
Net Realized Gain (Loss)	33,002	121,423	(54,925)
Net Change in Unrealized Appreciation on:
Investments(2)	679,671	1,013,192	1,002,220
Net Change in Unrealized Appreciation	679,671	1,013,192	1,002,220
Net Realized and Unrealized Gain	712,673	1,134,615	947,295
Net Increase in Net Assets Resulting from Operations	$904,354	$2,643,291	$2,080,823

(1)	Commenced operations on December 19, 2024.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 6 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
FOR THE PERIOD ENDED

October 31, 2025

STATEMENTS OF OPERATIONS

		Frontier
	Frontier Asset	Asset Total	Frontier Asset
	Global Small Cap	International	U.S. Large Cap
	Equity ETF(1)	Equity ETF(1)	Equity ETF(1)
Investment Income:
Dividends	$737,758	$796,760	$237,054
Interest	6,619	5,764	8,345
Total Investment Income	744,377	802,524	245,399
Expenses:
Investment Advisory Fees	303,048	256,821	237,068
Transfer Agent Fees	14	12	10
Total Expenses	303,062	256,833	237,078
Net Expenses	303,062	256,833	237,078
Net Investment Income	441,315	545,691	8,321
Net Realized Gain (Loss) on:
Investments	1,111,246	673,723	121,457
Net Realized Gain	1,111,246	673,723	121,457
Net Change in Unrealized Appreciation on:
Investments(2)	7,398,346	9,613,489	5,933,836
Net Change in Unrealized Appreciation	7,398,346	9,613,489	5,933,836
Net Realized and Unrealized Gain	8,509,592	10,287,212	6,055,293
Net Increase in Net Assets Resulting from Operations	$8,950,907	$10,832,903	$6,063,614

(1)	Commenced operations on December 19, 2024.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 6 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

ABSOLUTE RETURN ETF

STATEMENTS OF CHANGES IN NET ASSETS

Frontier Asset
Absolute Return ETF
Period Ended,
October 31, 2025(1)
Operations:
Net Investment Income	$191,681
Net Realized Gain	33,002
Net Change in Unrealized Appreciation	679,671
Net Increase in Net Assets Resulting From Operations	904,354
Distributions:	(169,660)
Total Distributions	(169,660)
Capital Share Transactions:
Shares
Issued	13,337,102
Redeemed	(2,515,194)
Net Shares Transactions	10,821,908
Net Increase in Net Assets From Capital Share Transactions	10,821,908
Total Increase in Net Assets	11,556,602
Net Assets:
Beginning of Period	–
End of Period	$11,556,602

Amounts designated as “—” are $0.

(1)	Commenced operations on December 19, 2024.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

CORE BOND ETF

STATEMENTS OF CHANGES IN NET ASSETS

Frontier Asset Core
Bond ETF
Period Ended,
October 31, 2025(1)
Operations:
Net Investment Income	$1,508,676
Net Realized Gain	121,423
Net Change in Unrealized Appreciation	1,013,192
Net Increase in Net Assets Resulting From Operations	2,643,291
Distributions:	(1,308,266)
Total Distributions	(1,308,266)
Capital Share Transactions:
Shares
Issued	62,330,776
Redeemed	(19,678,152)
Net Shares Transactions	42,652,624
Net Increase in Net Assets From Capital Share Transactions	42,652,624
Total Increase in Net Assets	43,987,649
Net Assets:
Beginning of Period	–
End of Period	$43,987,649

Amounts designated as “—” are $0.

(1)	Commenced operations on December 19, 2024.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

OPPORTUNISTIC CREDIT ETF

STATEMENTS OF CHANGES IN NET ASSETS

Frontier Asset
Opportunistic
Credit ETF
Period Ended,
October 31, 2025(1)
Operations:
Net Investment Income	$1,133,528
Net Realized Loss	(54,925)
Net Change in Unrealized Appreciation	1,002,220
Net Increase in Net Assets Resulting From Operations	2,080,823
Distributions:	(1,002,933)
Total Distributions	(1,002,933)
Capital Share Transactions:
Shares
Issued	41,066,785
Redeemed	(7,806,253)
Net Shares Transactions	33,260,532
Net Increase in Net Assets From Capital Share Transactions	33,260,532
Total Increase in Net Assets	34,338,422
Net Assets:
Beginning of Period	–
End of Period	$34,338,422

Amounts designated as “—” are $0.

(1)	Commenced operations on December 19, 2024.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

GLOBAL SMALL CAP EQUITY ETF

STATEMENTS OF CHANGES IN NET ASSETS

Frontier Asset
Global Small Cap
Equity ETF
Period Ended,
October 31, 2025(1)
Operations:
Net Investment Income	$441,315
Net Realized Gain	1,111,246
Net Change in Unrealized Appreciation	7,398,346
Net Increase in Net Assets Resulting From Operations	8,950,907
Distributions:	(441,315)
Return of Capital:	(39,617)
Total Distributions	(480,932)
Capital Share Transactions:
Shares
Issued	71,150,444
Redeemed	(19,336,835)
Net Shares Transactions	51,813,609
Net Increase in Net Assets From Capital Share Transactions	51,813,609
Total Increase in Net Assets	60,283,584
Net Assets:
Beginning of Period	–
End of Period	$60,283,584

Amounts designated as “—” are $0.

(1)	Commenced operations on December 19, 2024.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

TOTAL INTERNATIONAL EQUITY ETF

STATEMENTS OF CHANGES IN NET ASSETS

Frontier Asset Total
International Equity
ETF
Period Ended,
October 31, 2025(1)
Operations:
Net Investment Income	$545,691
Net Realized Gain	673,723
Net Change in Unrealized Appreciation	9,613,489
Net Increase in Net Assets Resulting From Operations	10,832,903
Distributions:	(547,841)
Return of Capital:	(46,990)
Total Distributions	(594,831)
Capital Share Transactions:
Shares
Issued	56,052,877
Redeemed	(10,798,957)
Net Shares Transactions	45,253,920
Net Increase in Net Assets From Capital Share Transactions	45,253,920
Total Increase in Net Assets	55,491,992
Net Assets:
Beginning of Period	–
End of Period	$55,491,992

Amounts designated as “—” are $0.

(1)	Commenced operations on December 19, 2024.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

U.S. LARGE CAP EQUITY ETF

STATEMENTS OF CHANGES IN NET ASSETS

Frontier Asset U.S.
Large Cap Equity
ETF
Period Ended,
October 31, 2025(1)
Operations:
Net Investment Income	$8,321
Net Realized Gain	121,457
Net Change in Unrealized Appreciation	5,933,836
Net Increase in Net Assets Resulting From Operations	6,063,614
Distributions:	(8,332)
Return of Capital:	(7,074)
Total Distributions	(15,406)
Capital Share Transactions:
Shares
Issued	52,675,430
Redeemed	(2,015,540)
Net Shares Transactions	50,659,890
Net Increase in Net Assets From Capital Share Transactions	50,659,890
Total Increase in Net Assets	56,708,098
Net Assets:
Beginning of Period	–
End of Period	$56,708,098

Amounts designated as “—” are $0.

(1)	Commenced operations on December 19, 2024.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

ABSOLUTE RETURN ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Period

	Period
	Ended
	October 31, 2025(1)
Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net Investment Income*	0.45
Net Realized and Unrealized Gain	1.82
Total from Investment Operations	2.27
Dividends and Distributions:
Net Investment Income	(0.39)
Total Dividends and Distributions	(0.39)
Net Asset Value, End of Period	$26.88
Total Return†	9.16%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$11,557
Ratio of Expenses to Average Net Assets(2)	0.60	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.60	%††
Ratio of Net Investment Income to Average Net Assets (3)	2.03	%††
Portfolio Turnover Rate	3	%‡

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on December 19, 2024.
(2)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(3)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

CORE BOND ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Period

	Period
	Ended
	October 31, 2025(1)
Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net Investment Income*	0.86
Net Realized and Unrealized Gain	0.61
Total from Investment Operations	1.47
Dividends and Distributions:
Net Investment Income	(0.75)
Total Dividends and Distributions	(0.75)
Net Asset Value, End of Period	$25.72
Total Return†	5.93%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$43,988
Ratio of Expenses to Average Net Assets(2)	0.60	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.60	%††
Ratio of Net Investment Income to Average Net Assets (3)	3.87	%††
Portfolio Turnover Rate	5	%‡

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on December 19, 2024.
(2)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(3)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

OPPORTUNISTIC CREDIT ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Period

	Period
	Ended
	October 31, 2025(1)
Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net Investment Income*	0.85
Net Realized and Unrealized Gain	0.72
Total from Investment Operations	1.57
Dividends and Distributions:
Net Investment Income	(0.75)
Total Dividends and Distributions	(0.75)
Net Asset Value, End of Period	$25.82
Total Return†	6.35%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$34,338
Ratio of Expenses to Average Net Assets(2)	0.60	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.60	%††
Ratio of Net Investment Income to Average Net Assets (3)	3.86	%††
Portfolio Turnover Rate	25	%‡

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on December 19, 2024.
(2)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(3)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

GLOBAL SMALL CAP EQUITY ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Period

	Period
	Ended
	October 31, 2025(1)
Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net Investment Income*	0.20
Net Realized and Unrealized Gain	4.29
Total from Investment Operations	4.49
Dividends and Distributions:
Net Investment Income	(0.21)
Return of Capital	(0.02)
Total Dividends and Distributions	(0.23)
Net Asset Value, End of Period	$29.26
Total Return†	18.03%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$60,284
Ratio of Expenses to Average Net Assets(2)	0.60	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.60	%††
Ratio of Net Investment Income to Average Net Assets (3)	0.88	%††
Portfolio Turnover Rate	5	%‡

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on December 19, 2024.
(2)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(3)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

TOTAL INTERNATIONAL EQUITY ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Period

	Period
	Ended
	October 31, 2025(1)
Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net Investment Income*	0.31
Net Realized and Unrealized Gain	6.02
Total from Investment Operations	6.33
Dividends and Distributions:
Net Investment Income	(0.30)
Return of Capital	(0.03)
Total Dividends and Distributions	(0.33)
Net Asset Value, End of Period	$31.00
Total Return†	25.42%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$55,492
Ratio of Expenses to Average Net Assets(2)	0.60	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.60	%††
Ratio of Net Investment Income to Average Net Assets (3)	1.28	%††
Portfolio Turnover Rate	5	%‡

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on December 19, 2024.
(2)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(3)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

U.S. LARGE CAP EQUITY ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Period

	Period
	Ended
	October 31, 2025(1)
Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net Investment Income*	—
Net Realized and Unrealized Gain	3.51
Total from Investment Operations	3.51
Dividends and Distributions:
Net Investment Income	(0.01)
Return of Capital	—	^
Total Dividends and Distributions	(0.01)
Net Asset Value, End of Period	$28.50
Total Return†	14.04%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$56,708
Ratio of Expenses to Average Net Assets(2)	0.60	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.60	%††
Ratio of Net Investment Income to Average Net Assets (3)	0.02	%††
Portfolio Turnover Rate	–	%‡

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
^	Less than $0.005.
(1)	Commenced operations on December 19, 2024.
(2)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(3)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests. Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

October 31, 2025

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts statutory trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with 23 funds. The financial statements herein are those of the Frontier Asset Absolute Return ETF, Frontier Asset Core Bond ETF, Frontier Asset Opportunistic Credit ETF, Frontier Asset Global Small Cap Equity ETF, Frontier Asset Total International Equity ETF and Frontier Asset U.S. Large Cap Equity ETF (each a “Fund” and collectively, the “Funds”). The investment objective of the Frontier Asset Absolute Return ETF, Frontier Asset Global Small Cap Equity ETF, Frontier Asset Total International Equity ETF and Frontier Asset U.S. Large Cap Equity ETF seeks to achieve long-term total return. The investment objective of the Frontier Asset Core Bond ETF and Frontier Asset Opportunistic Credit ETF seeks to provide high income consistent with the preservation of capital. The Funds operate as exchange traded funds (“ETF”). Frontier Asset Management, LLC serves as the Funds’ investment adviser (the “Adviser”). Exchange Traded Concepts, LLC serves as the trading sub-adviser to the Funds (the “Sub-Adviser”). The Funds commenced operations on December 19, 2024. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the "Exchange"). Market prices for shares of the Funds may be different from their net asset value ("NAV"). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, called "Creation Units". Transactions for the Funds are generally conducted in exchange for the deposit or delivery of cash. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2.	Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. Each Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Redeemable securities issued by open-end investment companies are valued at the investment company's applicable Net Asset Value ("NAV") per share, with the exception of ETFs, which are priced as equity securities. These open-end investment companies' shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company's NAV is determined.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

October 31, 2025

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser's pricing procedures, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classifications, refer to the Funds’ Schedules of Investments.

Federal Income Taxes — It is the Funds’ intention to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended October 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

October 31, 2025

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash and Cash Equivalents — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — Each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

Deferred Offering Costs — Offering costs of the Funds, including costs of printing the initial prospectus, legal, and registration fees, are amortized to expense over a twelve month period. As of October 31, 2025, the Frontier Asset Absolute Return ETF, Frontier Asset Core Bond ETF, Frontier Asset Opportunistic Credit ETF, Frontier Asset Global Small Cap Equity ETF, Frontier Asset Total International Equity ETF and Frontier Asset U.S. Large Cap Equity ETF had $6,568, $6,248, $6,393, $6,412, $6,416, and $6,500, respectively, remaining to be amortized.

Creation Units — The Funds issue and redeem Shares at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for the Funds is a Creation Unit of 10,000 Shares, or multiples thereof). Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

Segment Reporting — In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Funds’ Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended October 31, 2025, the admin fees incurred by the Funds were paid by the Adviser in accordance with the advisory agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Brown Brothers Harriman & Co. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

October 31, 2025

5.	Investment Advisory Agreement:

The Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, non-routine expenses, and distribution and service fees and expenses paid by the Funds under any plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, and other non-routine or extraordinary expenses.

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.60% of each Fund’s average daily net assets.

The Adviser and the Sub-Adviser have entered into an investment sub-advisory agreement with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities on behalf of each Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of each Fund’s portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board.

For its services, the Sub-Adviser is entitled to a fee from the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.04% based on the average daily net assets of each Fund up to $1 billion and 0.03% based on the average daily net assets of each Fund when assets exceed $1 billion, subject to a minimum annual fee of $20,000 for the first ETF, a $15,000 minimum for the second through fourth ETF and a $10,000 minimum for the fifth and sixth ETF.

6.	Investment Transactions:

For the period ended October 31, 2025, the Frontier Asset Absolute Return ETF made purchases of $424,087 and sales of $363,012 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $13,232,101 and in-kind redemptions of $ 2,493,570, respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $37,647.

For the period ended October 31, 2025, the Frontier Asset Core Bond ETF made purchases of $2,313,290 and sales of $2,197,662 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $62,116,577 and in-kind redemptions of $19,561,702, respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $123,809.

For the period ended October 31, 2025, the Frontier Asset Opportunistic Credit ETF made purchases of $8,788,213 and sales of $8,578,637 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $40,896,878 and in-kind redemptions of $7,764,921, respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $45,273.

For the period ended October 31, 2025, the Frontier Asset Small Cap Equity ETF made purchases of $3,038,041 and sales of $2,951,509 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $70,822,136 and in-kind redemptions of $19,254,653, respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $1,286,376.

For the period ended October 31, 2025, the Frontier Asset Total International Equity ETF made purchases of $2,575,537 and sales of $2,820,975 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $55,895,406 and in-kind redemptions of $10,558,646, respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $671,575.

For the period ended October 31, 2025, the Frontier Asset U.S. Large Cap Equity ETF has no purchases or sales in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $52,344,897 and in-kind redemptions of $2,003,918, respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $121,457.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

October 31, 2025

7.	Share Transactions:

Period Ended
October 31,
2025
Frontier Asset Absolute Return ETF
Issued	530,000
Redeemed	(100,000)
Total Frontier Asset Absolute Return ETF Shares Transactions	430,000

Frontier Asset Core Bond ETF
Issued	2,490,000
Redeemed	(780,000)
Total Frontier Asset Core Bond ETF Shares Transactions	1,710,000

Frontier Asset Opportunistic Credit ETF
Issued	1,640,000
Redeemed	(310,000)
Total Frontier Asset Opportunistic Credit ETF Shares Transactions	1,330,000

Frontier Asset Global Small Cap Equity ETF
Issued	2,810,000
Redeemed	(750,000)
Total Frontier Asset Global Small Cap Equity ETF Shares Transactions	2,060,000

Frontier Asset Total International Equity ETF
Issued	2,190,000
Redeemed	(400,000)
Total Frontier Asset Total International Equity ETF Shares Transactions	1,790,000

Frontier Asset U.S. Large Cap Equity ETF
Issued	2,070,000
Redeemed	(80,000)
Total Frontier Asset U.S. Large Cap Equity ETF Shares Transactions	1,990,000

8.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to Distributable Earnings (Accumulated Losses) or Paid-in Capital, as appropriate, in the period that the differences arise.

At October 31, 2025, the Funds reclassified the following permanent amounts between distributable earnings (accumulated losses) and paid-in capital. The reclassifications are primarily related to in-kind redemptions, and non-deductible excise tax paid.

	Distributable Earnings (Accumulated Losses)	Paid-in Capital
Frontier Asset Absolute Return ETF	$(37,520)	$37,520
Frontier Asset Core Bond ETF	(121,444)	121,444
Frontier Asset Opportunistic Credit ETF	(45,273)	45,273
Frontier Asset Global Small Cap Equity ETF	(1,286,376)	1,286,376
Frontier Asset Total International Equity ETF	(671,576)	671,576
Frontier Asset U.S. Large Cap Equity ETF	(121,446)	121,446

These reclassifications have no impact on net assets or net asset value per share.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

October 31, 2025

The tax character of dividends and distributions paid during the period ended October 31, 2025, were as follows:

	Ordinary Income	Return of Capital	Total
Frontier Asset Absolute Return ETF
2025	$169,660	$—	$169,660
Frontier Asset Core Bond ETF
2025	1,308,266	—	1,308,266
Frontier Asset Opportunistic Credit ETF
2025	1,002,933	—	1,002,933
Frontier Asset Global Small Cap Equity ETF
2025	441,315	39,617	480,932
Frontier Asset Total International Equity ETF
2025	547,841	46,990	594,831
Frontier Asset U.S. Large Cap Equity ETF
2025	8,332	7,074	15,406

As of October 31, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Frontier Asset Absolute Return ETF	Frontier Asset Core Bond ETF	Frontier Asset Opportunistic Credit ETF	Frontier Asset Global Small Cap Equity ETF	Frontier Asset Total International Equity ETF	Frontier Asset U.S. Large Cap Equity ETF
Undistributed Ordinary Income	$22,148	$202,776	$130,594	$–	$–	$–
Capital Loss Carryforwards	(4,645)	(2,386)	(100,198)	(175,130)	–	–
Unrealized Appreciation	679,671	1,013,192	1,002,220	7,398,346	9,613,489	5,933,836
Other Temporary Differences	–	(1)	1	–	(3)	–
Total Distributable Earnings	$697,174	$1,213,581	$1,032,617	$7,223,216	$9,613,486	$5,933,836

For Federal income tax purposes during the period ended October 31, 2025, capital loss carryforwards may be carried forward and applied against future capital gains. Losses carried forward are as follows:

	Short-Term Loss	Long-Term Loss	Total
Frontier Asset Absolute Return ETF	$4,645	$—	$4,645
Frontier Asset Core Bond ETF	2,386	—	2,386
Frontier Asset Opportunistic Credit ETF	100,198	—	100,198
Frontier Asset Global Small Cap Equity ETF	175,130	—	175,130

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by the Funds at October 31, 2025, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Frontier Asset Absolute Return ETF	$10,832,607	$683,311	$(3,640)	$679,671
Frontier Asset Core Bond ETF	42,791,925	1,029,229	(16,037)	1,013,192
Frontier Asset Opportunistic Credit ETF	33,286,609	1,002,220	—	1,002,220
Frontier Asset Global Small Cap Equity ETF	52,765,260	7,473,445	(75,099)	7,398,346
Frontier Asset Total International Equity ETF	45,765,046	9,613,489	—	9,613,489
Frontier Asset U.S. Large Cap Equity ETF	50,462,436	5,933,836	—	5,933,836

9.	Concentration of Risks:

As with all exchange traded funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

ACTIVE MANAGEMENT RISK (All Funds) — The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds’ investments may prove to be incorrect. If the investments selected and strategies employed by the Funds fail to produce the intended results, the Funds could underperform in comparison to their benchmark index or other funds with similar objectives and investment strategies.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

October 31, 2025

ASSET-BACKED SECURITIES RISK (Absolute Return ETF, Core Bond ETF, Opportunistic Credit ETF) — Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

BANK LOANS RISK (Absolute Return ETF, Opportunistic Credit ETF) — Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in high yield bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Funds hold a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that collateral securing a loan, if any, may be insufficient or unavailable to the Funds, and that the Funds’ rights to collateral may be limited by bankruptcy or insolvency laws. Bank loans may not be considered “securities,” and purchasers, such as the Funds, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

COLLATERALIZED LOAN OBLIGATIONS (“CLOs”) RISK (Absolute Return ETF, Opportunistic Credit ETF) — Collateralized loan obligations are generally subject to credit, interest rate, prepayment and extension, valuation and liquidity risks, which are described elsewhere in this section. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. CLOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest of other payments, (ii) the collateral may decline in value or default, (iii) the Funds may invest in obligations that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

COLLATERALIZED MORTGAGE OBLIGATIONS (“CMOs”) RISK (Absolute Return ETF) — CMOs exhibit similar risks to those of mortgage-backed securities but also present certain special risks. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. As market conditions change, however, particularly during periods of rapid or unanticipated changes in interest rates, the ability of a CMO tranche to provide the anticipated investment characteristics and performance may be significantly reduced. These changes may result in volatility in the market value, and in some instances reduced liquidity, of the CMO tranche.

COMMERCIAL MORTGAGE-BACKED SECURITIES RISK (Absolute Return ETF, Core Bond ETF, Opportunistic Credit ETF) — Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

COMMERCIAL PAPER RISK (Absolute Return ETF, Core Bond ETF, Opportunistic Credit ETF) — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

COMMODITIES RISK (Absolute Return ETF) — Commodities include, among other things, energy products, agricultural products, metals and oil. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, metals, oil, and agriculture sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies.

CONVERTIBLE SECURITIES RISK (Absolute Return ETF, Opportunistic Credit ETF) — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

CORPORATE FIXED INCOME SECURITIES RISK (Absolute Return ETF, Core Bond ETF, Opportunistic Credit ETF) — Corporate fixed-income securities are fixed-income securities issued by public and private businesses. Corporate fixed-income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

October 31, 2025

CREDIT RISK (Absolute Return ETF, Core Bond ETF, Opportunistic Credit ETF) — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK (Absolute Return ETF) — The Funds may have exposure to foreign currencies. Foreign currencies may decline in value relative to the U.S. dollar, resulting in the dollar value of an investment in the Funds being adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments or central banks, or by the imposition of currency controls or other political developments in the United States or abroad. Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements extremely difficult.

DEPOSITARY RECEIPTS RISK (Global Small Cap Equity ETF, Total International Equity ETF) — Depositary receipts, such as ADRs, GDRs and EDRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

DERIVATIVES RISK (Absolute Return ETF) — An underlying ETF’s use of futures contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain for the underlying ETF. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the underlying ETF would like. Swaps are also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that a security may be difficult to value. Each of these risks could cause an underlying ETF in which the Fund invests to lose more than the principal amount invested in a derivative instrument, which in turn could cause losses for the Fund.

EMERGING MARKETS SECURITIES RISK (Absolute Return ETF, Global Small Cap Equity ETF, Total International Equity ETF) — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

EQUITY RISK (Absolute Return ETF, Global Small Cap Equity ETF, Total International Equity ETF, U.S. Large Cap Equity ETF) — Since it purchases equity securities, the Funds are subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Funds’ securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

ETF RISKS (All Funds) — The Funds are ETFs and, as a result of this structure, they are exposed to the following risks:

CASH TRANSACTIONS RISK — Like other ETFs, the Funds sell and redeem their shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Funds expect to effect its creations and redemptions at least partially for cash, rather than in-kind securities. Thus, an investment in the Funds may be less tax-efficient than an investment in other ETFs as the Funds may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Funds may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds at least partially in cash rather than through in-kind delivery of portfolio securities may require the Funds to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK — Because the Funds are an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

TRADING RISK — Shares of the Funds may trade on the Exchange above or below their NAV. The NAV of shares of the Funds will fluctuate with changes in the market value of the Funds’ holdings. In addition, although the Funds’ shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Funds inadvisable.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

October 31, 2025

FIXED-INCOME SECURITIES RISK (Absolute Return ETF, Core Bond ETF, Opportunistic Credit ETF) — The prices of the Funds’ fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds’ fixed-income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets.

FOREIGN COMPANY RISK (Absolute Return ETF, Global Small Cap Equity ETF, Total International Equity ETF, U.S. Large Cap Equity ETF) — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Funds’ portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Funds to sell such investments at inopportune times, which could result in losses to the Funds.

FOREIGN CURRENCY RISK (Absolute Return ETF, Global Small Cap Equity ETF, Total International Equity ETF) — As a result of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Funds would be adversely affected.

FOREIGN GOVERNMENT AGENCIES RISK (Absolute Return ETF, Opportunistic Credit ETF) — Bonds issued by government agencies, subdivisions or instrumentalities of foreign governments are generally backed only by the general creditworthiness and reputation of the entity issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign government agency’s operations and financial condition are influenced by the foreign government’s economic and other policies.

GROWTH INVESTMENT STYLE RISK (Global Small Cap Equity ETF, Total International Equity ETF, U.S. Large Cap Equity ETF) — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

HIGH YIELD BOND RISK (Absolute Return ETF, Opportunistic Credit ETF) — High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

INFLATION LINKED SECURITIES RISK (Absolute Return ETF, Opportunistic Credit ETF) — Inflation linked securities, including TIPS, are fixed income securities for which the principal and/or interest income paid is linked to inflation rates. The relationship between an inflation linked security and its associated inflation index affects both the sum the Funds are paid when the security matures and the amount of interest that the security pays the Funds. With inflation (a rise in the index), the principal of the security increases. With deflation (a drop in the index), the principal of the security decreases. Inflation protected securities pay interest at a fixed rate. Because the rate is applied to the adjusted principal, however, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. At the maturity of a security, the Funds receive the adjusted principal or the original principal, whichever is greater.

INFLATION PROTECTED SECURITIES RISK (Core Bond ETF) — Inflation protected securities, including TIPS, are fixed income securities for which the principal and/or interest income paid is linked to inflation rates. The relationship between an inflation protected security and its associated inflation index affects both the sum the Funds are paid when the security matures and the amount of interest that the security pays the Funds. With inflation (a rise in the index), the principal of the security increases. With deflation (a drop in the index), the principal of the security decreases. Inflation protected securities pay interest at a fixed rate. Because the rate is applied to the adjusted principal, however, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. At the maturity of a security, the Funds receive the adjusted principal or the original principal, whichever is greater.

INTEREST RATE RISK (Absolute Return ETF, Core Bond ETF, Opportunistic Credit ETF) — The risk that a change in interest rates will cause a fall in the value of fixed-income securities, including U.S. Government securities, in which the Funds invest. Generally the value of the Funds’ fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Funds.

INVESTING IN THE UNITED STATES RISK (Core Bond ETF, Opportunistic Credit ETF, U.S. Large Cap Equity ETF) — The Funds focus their investments in the United States. As a result, the Funds may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States, and may be subject to greater price volatility and risk of loss, than a fund holding more geographically diverse investments.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

October 31, 2025

INVESTMENT IN OTHER INVESTMENT COMPANIES RISK (All Funds) — Because the Funds invest in other investment companies, such as ETFs, the Funds will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Funds rely on that investment company to achieve their investment objectives. If the investment company fails to achieve its objective, the value of the Funds’ investment could decline, which could adversely affect the Funds’ performance. By investing in another investment company, Fund shareholders indirectly bear the Funds’ proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Funds’ own operations. The Funds do not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Funds’ ability to invest in other investment companies.

LARGE CAPITALIZATION RISK (Total International Equity ETF, U.S. Large Cap Equity ETF) — If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

LARGE CAPITALIZATION COMPANY RISK (Absolute Return ETF) — The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

LIQUIDITY RISK (Absolute Return ETF, Core Bond ETF, Opportunistic Credit ETF, Global Small Cap Equity ETF, Total International Equity ETF) — Certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Funds management or performance.

MID-CAPITALIZATION COMPANY RISK (Global Small Cap Equity ETF, Total International Equity ETF, U.S. Large Cap Equity ETF) — The risk that mid-capitalization companies in which the Funds may invest may have greater price volatility, lower trading volume and be more vulnerable to adverse business or economic events than larger, more established companies. In addition, mid-capitalization companies may have narrow product lines, smaller shares of their product or service markets and fewer financial resources than large capitalization companies.

MONEY MARKET INSTRUMENTS RISK (Absolute Return ETF, Core Bond ETF, Opportunistic Credit ETF) — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Funds to lose money by investing in these and other types of money market funds. The regulations governing money market funds were recently amended in July, 2023, and their implementation and interpretation, as well as enforcement, may affect the manner of operation, performance and/or yield of money market funds.

MORTGAGE-BACKED SECURITIES RISK (Opportunistic Credit ETF) — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. “To-be-announced” transactions (“TBA Transactions”) involve the additional risk that the value of the mortgage-backed securities to be purchased declines prior to settlement date or the counterparty does not deliver the securities as promised.

MUNICIPAL SECURITIES RISK (Absolute Return ETF, Opportunistic Credit ETF) — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments.

NEW ADVISER RISK (All Funds) — The Adviser has not previously served as an adviser to a registered investment company. As a result, investors do not have a track record of managing an ETF from which to judge the Adviser, and the Adviser may not achieve the intended result in managing the Funds.

NEW FUND RISK (All Funds) — Because the Funds are new, investors in the Funds bear the risk that the Funds may not be successful in implementing their investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Funds being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

October 31, 2025

NON-U.S. GOVERNMENT SECURITIES RISK (Absolute Return ETF, Opportunistic Credit ETF) — Foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

PREFERRED STOCK RISK (Absolute Return ETF, Global Small Cap Equity ETF, Total International Equity ETF) — Preferred stocks in which the Funds may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

PREPAYMENT AND EXTENSION RISK (Absolute Return ETF, Core Bond ETF, Opportunistic Credit ETF) — When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Funds may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Funds’ assets tied up in lower interest debt obligations.

REITs RISK (Absolute Return ETF, U.S. Large Cap Equity ETF) — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Funds. Accordingly, the Funds’ investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Funds expenses. REIT operating expenses are not reflected in the fee table and example in the prospectus.

RESIDENTIAL MORTGAGE-BACKED SECURITIES RISK (Absolute Return ETF, Core Bond ETF, Opportunistic Credit ETF) — Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage re-financings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates.

SMALL- AND MID-CAPITALIZATION COMPANY RISK (Absolute Return ETF, Global Small Cap Equity ETF) — The small- and mid-capitalization companies in which the Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

U.S. GOVERNMENT SECURITIES RISK (Absolute Return ETF, Core Bond ETF, Opportunistic Credit ETF) — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

VALUATION RISK (All Funds) — The risk that a security may be difficult to value. The Funds may value certain securities at a price higher or lower than the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid.

VALUE INVESTMENT STYLE RISK (Global Small Cap Equity ETF, Total International Equity ETF, U.S. Large Cap Equity ETF) — An investment in value stocks presents the risk that the stocks may never reach what the Adviser or a sub-adviser believes are their full market values, either because the market fails to recognize what the Adviser or a sub-adviser considers to be the companies’ true business values or because the Adviser or sub-adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

10.	Other:

At October 31, 2025, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Fund). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

11.	Recent Accounting Pronouncement:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

October 31, 2025

12.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

October 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund II and the Shareholders of Frontier Asset Absolute Return ETF, Frontier Asset Core Bond ETF, Frontier Asset Opportunistic Credit ETF, Frontier Asset Global Small Cap Equity ETF, Frontier Asset Total International Equity ETF, and Frontier Asset U.S. Large Cap Equity ETF

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Frontier Asset Absolute Return ETF, Frontier Asset Core Bond ETF, Frontier Asset Opportunistic Credit ETF, Frontier Asset Global Small Cap Equity ETF, Frontier Asset Total International Equity ETF, and Frontier Asset U.S. Large Cap Equity ETF (collectively referred to as the “Funds”) (six of the funds constituting The Advisors’ Inner Circle Fund II (the “Trust”)), including the schedules of investments, as of October 31, 2025, and the related statements of operations and changes in net assets, and the financial highlights for the period from December 19, 2024 (commencement of operations) through October 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting The Advisors’ Inner Circle Fund II) at October 31, 2025, the results of their operations, the changes in their net assets and their financial highlights for the period from December 19, 2024 (commencement of operations) through October 31, 2025, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Frontier Asset Management, LLC investment companies since 2025.

Philadelphia, Pennsylvania

December 22, 2025

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

October 31, 2025

(Unaudited)

NOTICE TO SHAREHOLDERS

For shareholders that do not have a October 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with a October 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2025, the Funds are designating the following items with regard to distributions paid during the year.

	Return Of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividend Received Deduction (1)	Qualifying Dividend Income (2)
Frontier Asset Absolute Return ETF	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Frontier Asset Core Bond ETF	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Frontier Asset Opportunistic Credit ETF	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Frontier Asset Global Small Cap Equity ETF	8.98%	0.00%	91.02%	100.00%	0.00%	0.00%
Frontier Asset Total International Equity ETF	8.58%	0.00%	91.42%	100.00%	0.00%	0.00%
Frontier Asset U.S. Large Cap Equity ETF	45.92%	0.00%	54.08%	100.00%	0.00%	0.00%

	U.S. Government Interest (3)	Qualified Interest Income (4)	Qualified Short-Term Capital Gain (5)	Qualifying Business Income (6)
Frontier Asset Absolute Return ETF	0.00%	0.00%	0.00%	0.00%
Frontier Asset Core Bond ETF	0.00%	0.00%	0.00%	0.00%
Frontier Asset Opportunistic Credit ETF	0.00%	0.00%	0.00%	0.00%
Frontier Asset Global Small Cap Equity ETF	0.00%	0.00%	0.00%	0.00%
Frontier Asset Total International Equity ETF	0.00%	0.00%	100.00%	0.00%
Frontier Asset U.S. Large Cap Equity ETF	0.00%	0.00%	0.00%	0.00%

The Funds intend to pass through foreign tax credit to shareholders. For the fiscal year ended October 31, 2025, the amount of foreign source income and foreign tax credit are as follows:

1.	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

2.	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

3.	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

4.	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.

5.	The percentage in this column represents the amount of “Short Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

6.	The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended December 31, 2025. Your allocable share of the foreign tax credit will be reported on form 1099-DIV.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2025. Complete information will be computed and reported with your 2025 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs

October 31, 2025

(Unaudited)

OTHER INFORMATION (FORM N-CSR ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees. The Adviser pays the Trustee fees under a unitary management fee structure. More information about Trustee compensation can be found in the fund’s Statement of Additional Information (the “SAI”) under “Trustees and Officers of the Trust”.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Frontier ETFs

c/o SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

1-877-776-3629

Investment Adviser:

Frontier Asset Management, LLC

50 East Loucks Street, Suite 201

Sheridan, Wyoming 82801

Investment Sub-Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, Oklahoma 73120

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Fund described. Investors should read it carefully before investing or sending money.

FRT-AR-001-0100

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: January 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: January 8, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: January 8, 2026